Short Term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Short-Term Investments [Abstract]
Schedule of short term investment

	As of December 31,
	2023	2024
	RMB	RMB
Time deposits	58,128	—

	58,128	—